Financial Risk Management - Summary of Groups Retail and Credit Card Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 229,803,679	₩ 221,836,965
Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 232,019,837	₩ 224,301,522
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (2,216,158)	₩ (2,464,557)
Housing
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	112,866,000	103,989,174
Housing | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 113,218,721	₩ 104,273,035
Portionof Retail And Credit Card Loans	48.80%	46.49%
Housing | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (352,721)	₩ (283,861)
General
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	94,518,497	95,246,057
General | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 95,666,030	₩ 96,550,013
Portionof Retail And Credit Card Loans	41.23%	43.04%
General | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (1,147,533)	₩ (1,303,956)
Credit card
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	22,419,182	22,601,734
Credit card | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 23,135,086	₩ 23,478,474
Portionof Retail And Credit Card Loans	9.97%	10.47%
Credit card | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (715,904)	₩ (876,740)